SUMMARIZES OF INTANGIBLE ASSETS (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite- lived intangible assets, gross	$ 83,147,767
Less: Accumulated amortization	(2,771,592)
Intangible assets, net	80,376,175
Portable Air Cooler [Member]
Finite-Lived Intangible Assets [Line Items]
Finite- lived intangible assets, gross	27,438,763
Condensing Unit [Member]
Finite-Lived Intangible Assets [Line Items]
Finite- lived intangible assets, gross	$ 55,709,004